Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 102.9%		Shares	Value
Communication Services - 6.5%
Alphabet, Inc. - Class A		531	$88,066
Comcast Corp. - Class A		2,432	101,585
Meta Platforms, Inc. - Class A		66	37,781
			227,432

Consumer Discretionary - 7.2%
Darden Restaurants, Inc.		296	48,582
General Motors Co.		799	35,827
Home Depot, Inc.		215	87,118
Royal Caribbean Cruises Ltd.		191	33,876
Yum! Brands, Inc.		318	44,428
			249,831

Consumer Staples - 8.1%
Constellation Brands, Inc. - Class A		214	55,146
Keurig Dr Pepper, Inc.		1,800	67,464
Philip Morris International, Inc.		1,099	133,418
Target Corp.		177	27,587
			283,615

Energy - 5.1%
Chevron Corp.		281	41,383
EOG Resources, Inc.		519	63,801
Exxon Mobil Corp.		346	40,558
Halliburton Co.		1,104	32,071
			177,813

Financials - 16.2%
BlackRock, Inc.		71	67,415
Blackstone, Inc.		218	33,382
Capital One Financial Corp.		251	37,582
CME Group, Inc.		271	59,796
Discover Financial Services		253	35,493
Intercontinental Exchange, Inc.		206	33,092
JPMorgan Chase & Co.		409	86,242
KKR & Co., Inc.		399	52,102
Marsh & McLennan Cos., Inc.		542	120,915
Wells Fargo & Co.		686	38,752
			564,771

Health Care - 18.0%
Abbott Laboratories		286	32,607
AbbVie, Inc.		519	102,492
CVS Health Corp.		760	47,789
Danaher Corp.		177	49,210
Elevance Health, Inc.		71	36,920
Eli Lilly & Co.		127	112,514
Gilead Sciences, Inc.		594	49,801
Pfizer, Inc.		1,549	44,828
UnitedHealth Group, Inc.		256	149,678
			625,839

Industrials - 11.3%
Boeing Co. (a)		147	22,350
Caterpillar, Inc.		165	64,535
CSX Corp.		1,275	44,026
General Electric Co.		207	39,036
L3Harris Technologies, Inc.		138	32,826
Northrop Grumman Corp.		139	73,402
Paychex, Inc.		361	48,442
RTX Corp.		564	68,334
			392,951

Information Technology - 20.6%
Apple, Inc.		507	118,131
Applied Materials, Inc.		236	47,684
Broadcom, Inc.		1,603	276,517
Microsoft Corp.		645	277,544
			719,876

Materials - 2.6%
Celanese Corp.		283	38,476
Linde PLC		108	51,501
			89,977

Real Estate - 3.0%
Extra Space Storage, Inc.		244	43,967
Welltower, Inc.		478	61,198
			105,165

Utilities - 4.3%
Constellation Energy Corp.		202	52,524
Sempra		565	47,251
Southern Co.		570	51,403
			151,178
TOTAL COMMON STOCKS (Cost $2,813,158)			3,588,448

PURCHASED OPTIONS - 0.2%(b)	Notional Amount	Contracts	Value
Over-the-Counter Put Options - 0.2%			$–
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America, Expiration: 11/11/2024; Exercise Price: $9,500.00 (c)	$ 3,581,826	334	4,917
TOTAL PURCHASED OPTIONS (Cost $30,394)			4,917

TOTAL INVESTMENTS - 103.1% (Cost $2,843,552)			3,593,365
Liabilities in Excess of Other Assets - (3.1)%			(106,544)
TOTAL NET ASSETS - 100.0%			$3,486,821

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)	Comprised of a proprietary basket of securities. The underlying components of the basket as of September 30, 2024 are shown below:

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
Microsoft Corp.	644	$277,194	7.74%
Broadcom, Inc.	1,601	276,131	7.71%
UnitedHealth Group, Inc.	255	149,250	4.17%
Philip Morris International, Inc.	1,097	133,150	3.72%
Marsh & McLennan Cos., Inc.	541	120,600	3.37%
Apple, Inc.	507	118,038	3.30%
Eli Lilly & Co.	126	111,910	3.12%
AbbVie, Inc.	518	102,261	2.85%
Comcast Corp. - Class A	2,427	101,393	2.83%
Alphabet, Inc. - Class A	530	87,969	2.46%
Home Depot, Inc.	215	87,088	2.43%
JPMorgan Chase & Co.	408	86,098	2.40%
Northrop Grumman Corp.	139	73,381	2.04%
RTX Corp.	563	68,235	1.91%
BlackRock, Inc.	71	67,786	1.89%
Keurig Dr Pepper, Inc.	1,797	67,344	1.88%
Caterpillar, Inc.	165	64,464	1.80%
EOG Resources, Inc.	518	63,663	1.78%
Welltower, Inc.	478	61,134	1.71%
CME Group, Inc.	270	59,597	1.66%
Constellation Brands, Inc. - Class A	213	54,992	1.54%
Constellation Energy Corp.	201	52,369	1.46%
KKR & Co., Inc.	398	51,954	1.45%
Southern Co.	569	51,334	1.43%
Linde PLC	107	51,244	1.43%
Gilead Sciences, Inc.	593	49,677	1.39%
Danaher Corp.	176	49,051	1.37%
Darden Restaurants, Inc.	296	48,519	1.35%
Paychex, Inc.	360	48,373	1.35%
CVS Health Corp.	759	47,705	1.33%
Applied Materials, Inc.	235	47,550	1.33%
Sempra	564	47,150	1.32%
Pfizer, Inc.	1,547	44,762	1.25%
Yum! Brands, Inc.	318	44,394	1.24%
CSX Corp.	1,273	43,955	1.23%
Extra Space Storage, Inc.	244	43,916	1.23%
Chevron Corp.	280	41,270	1.15%
Exxon Mobil Corp.	346	40,516	1.13%
General Electric Co.	206	38,878	1.09%
Wells Fargo & Co.	685	38,683	1.08%
Celanese Corp.	283	38,470	1.07%
Meta Platforms, Inc. - Class A	66	37,582	1.05%
Capital One Financial Corp.	250	37,488	1.05%
Elevance Health, Inc.	71	36,711	1.02%
General Motors Co.	798	35,764	1.00%
Discover Financial Services	253	35,455	0.99%
Royal Caribbean Cruises, Ltd.	190	33,730	0.94%
Blackstone, Inc.	218	33,316	0.93%
Intercontinental Exchange, Inc.	206	33,070	0.92%
L3Harris Technologies, Inc.	138	32,853	0.92%
Top 50 Holdings		$3,467,417	96.81%
Other Securities		114,409	3.19%
Total Underlying Positions		$3,581,826	100.00%

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Milliman - Capital Group Hedged U.S. Income and Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,588,448	$–	$–	$3,588,448
Purchased Options	–	4,917	–	4,917
Total Investments	$3,588,448	$4,917	$–	$3,593,365

Liabilities:
Investments:
Written Options	$–	$(151,669)	$–	$(151,669)
Total Investments	$–	$(151,669)	$–	$(151,669)

Refer to the Schedule of Investments for further disaggregation of investment categories.